Deferred Sales Inducements (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Deferred Sales Inducement

DSI at December 31 and the changes in the balance for years then ended are as follows:

	2016	2015	2014
Balance, beginning of year	$1,110,192	847,000	1,076,530
Capitalization	29,176	48,546	143,717
Amortization	(277,616)	(284,883)	(183,504)
Interest	28,569	33,927	35,528
Change in shadow DSI	(125,767)	465,602	(225,271)

Balance, end of year	$764,554	1,110,192	847,000